Statements of Comprehensive Income (Loss) - ILS (₪)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	[1]	₪ 927,000	₪ 108,671
Cost of revenues		(213,344)	(158,895)
Gross profit (loss)		713,656	(50,224)
Selling, administrative and general expenses (Including to related parties, See Note 15)		(432,088)	(603,867)
Operating Profit (Loss)		281,568	(654,091)
Financial expenses, net (Including to related parties, See Note 15)		(84,337)	(63,412)
Income (Loss) for the year after financing		197,231	(717,503)
Other income			5,613
Net Income (Loss)		₪ 197,231	₪ (711,890)
Basic earnings (loss) per ordinary share		₪ 0.02	₪ (0.31)
Diluted earnings (loss) per ordinary share
Weighted-average number of ordinary shares outstanding:
Basic		2,282,124	2,282,124
Diluted		1,002,282,124	2,282,124

[1]	For the year ended December 31, 2023, the Company’s revenues derived from consulting services rendered from operations. For the year ended December 31, 2022, the Company’s revenues mainly derived from digital wallets licensing.